Investments (Details 17) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Loan and Lease Losses [Roll Forward]
Balance beginning	$ 6,239	$ 5,784	$ 526
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	(3,947)	0	(2,371)
Allowance for Loan and Lease Losses, Provision for Loss, Net	9,501	455	7,629
Balance ending	$ 11,793	$ 6,239	$ 5,784